Deferred Grant Income -- Tax Credit - Schedule of Deferred Grant Income (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of deferred grant income [line items]
Beginning balance	$ 7,488
Grants related to prior years		3,173
Grants received	1,161
Grant income recognized	1,144	4,314
Adjustments, net	99
Ending balance	$ 7,604	$ 7,488